Nonconvertible Loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Apr. 24, 2025
Nonconvertible Loans [Line Items]
Agreement payments	$ 43,959,000
Long-term loan bears interest, percentage	7.00%
Bank warrants [Member]
Nonconvertible Loans [Line Items]
Warrants issued (in Shares)	85,034
Price of pre share (in Dollars per share)	$ 8.82
Note Purchase Agreement [Member]
Nonconvertible Loans [Line Items]
Cash balance	$ 1,500,000
2019 Loan [Member]
Nonconvertible Loans [Line Items]
Loan agreement amount		$ 10,000
Short-Term [Member]
Nonconvertible Loans [Line Items]
Loan agreement amount		5,000,000
Aggregate amount	5,000,000
Long-Term [Member]
Nonconvertible Loans [Line Items]
Loan agreement amount		$ 5,000,000
Aggregate amount	$ 5,000,000
Facility Loans [Member]
Nonconvertible Loans [Line Items]
Borrowing percentage	5.00%
OIC Growth Fund I, L.P. [Member]
Nonconvertible Loans [Line Items]
Agreement payments	$ 26,000,000